Related-party Transactions - Additional Information (Detail)				12 Months Ended							36 Months Ended
	Mar. 11, 2019 shares	Aug. 08, 2018 EUR (€) € / shares shares	Jun. 06, 2018 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) Percentile_rank shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017	Jan. 01, 2021 shares	Jan. 01, 2020 shares	Mar. 31, 2019 shares	Jan. 01, 2019 shares	May 13, 2017
Disclosure of transactions between related parties [line items]
Performance period				3 years
Revenue | €				€ 561,752,000		€ 489,302,000		€ 421,788,000
Adjusted EBITDA margin				45.90%		45.20%
Average closing share price | $ / shares					$ 59.49		$ 37.42		$ 29.16	$ 27.95
Cumulative TSR performance											96.00%	105.00%
Performance Shares Vested from 2014 and 2015 Performance Years [member]
Disclosure of transactions between related parties [line items]
Performance shares vested			35,432
Performance shares vested, value Value?Of?Preferred?Shares?Vested 1.982 | €			€ 1,982,000
Performance shares vesting share price | € / shares			€ 65.77
2017 Plan [member]
Disclosure of transactions between related parties [line items]
Performance shares vested				12,181	12,181						12,181
Events after reporting period [Member]
Disclosure of transactions between related parties [line items]
Performance shares vested													15,028	18,270	36,538
Events after reporting period [Member] | 2017 Plan [member]
Disclosure of transactions between related parties [line items]
Performance shares vested																12,181
INXN 85th percentile [member]
Disclosure of transactions between related parties [line items]
Percentage of shares earned				175.00%
Number of shares granted				60,060
INXN 85th percentile [member] | First Installment [member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments expected to vest in share-based payment arrangement		30,030
Amount of other equity instruments expected to vest in share-based payment arrangement | €		€ 1,664,000
Share price of other equity instruments expected to vest in share-based payment arrangement | € / shares		€ 64,280,000
INXN 85th percentile [member] | Events after reporting period [Member] | Second Installment [member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments expected to vest in share-based payment arrangement	30,030
Executive director [member]
Disclosure of transactions between related parties [line items]
Percentile rank of base salary | Percentile_rank				50
Risk compensation percentage of total compensation at target				83.00%		79.00%		79.00%
Risk compensation percentage of total compensation at maximum pay-out of both STI and LTI				89.00%		86.00%		86.00%
STI: Cash bonus | €				€ 735,015		€ 667,585		€ 597,143
STI: Cash Bonus actual performance against target cash bonus percentage				121.50%		110.30%		108.60%
Executive director [member] | Long-term incentive plan [member]
Disclosure of transactions between related parties [line items]
Annual target value of conditional performance share award percentage of base salary				400.00%		300.00%		300.00%
Executive director [member] | Short term incentive plan [member]
Disclosure of transactions between related parties [line items]
Target cash bonus percentage of base salary				110.00%		110.00%		100.00%
Maximum pay-out opportunity percentage of target cash bonus				145.00%		145.00%		145.00%
Executive director [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Percentile rank of STI and LTI | Percentile_rank				50
Executive director [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Percentile rank of STI and LTI | Percentile_rank				75
STI: Cash bonus | €				€ 877,000		€ 877,000		€ 798,000
STI: cash bonus maximum percentage at target bonus				145.00%		145.00%		145.00%
Executive director [member] | Target [member]
Disclosure of transactions between related parties [line items]
STI: Cash bonus | €				€ 605,000		€ 605,000		€ 550,000
STI: cash bonus target percentage of base salary				110.00%		110.00%		100.00%
STI: cash bonus maximum percentage at target bonus				145.00%		145.00%		145.00%
Restricted shares [member] | Non-executive directors [member]
Disclosure of transactions between related parties [line items]
Total restricted shares granted to Non-executive Directors				3,730
Restricted shares granted to each Non-executive Directors				746
Long-term incentive plan [member] | Third Anniversary [member]
Disclosure of transactions between related parties [line items]
Vesting percentage				50.00%
Long-term incentive plan [member] | Fourth Anniversary [member]
Disclosure of transactions between related parties [line items]
Vesting percentage				50.00%
2015 Performance Share Awards [member] | 2017 Plan [member]
Disclosure of transactions between related parties [line items]
Number of outstanding shares																	34,320
Percentage of unvested shares			50.00%
Interxion's 82nd percentile [member]
Disclosure of transactions between related parties [line items]
Percentage of shares earned				175.00%
Number of shares granted				107,571
Interxion's 82nd percentile [member] | First Installment [member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments expected to vest in share-based payment arrangement				53,786
Interxion's 82nd percentile [member] | Second Installment [member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments expected to vest in share-based payment arrangement				53,785
Initial performance share award [member]
Disclosure of transactions between related parties [line items]
Vesting percentage				50.00%
Final performance share award [member]
Disclosure of transactions between related parties [line items]
Vesting percentage				50.00%